Income Taxes (Components Of Net Deferred Income Tax Liability) (Details) - USD ($) $ in Millions	Sep. 26, 2015	Sep. 27, 2014
Income Taxes [Abstract]
Allowance for doubtful accounts	$ 3	$ 3
Deferred gain on sale-leaseback	12	13
Accrued liabilities and reserves	84	58
Inventories	9	10
Net operating loss carryforward	130	248
Alternative minimum tax (AMT) credit carryforward	9	9
Research and development credit carryforward	22	22
Federal and state tax credits	7	13
Other	3	9
Total deferred tax assets	279	385
Valuation allowance	(29)	(56)
Total deferred tax assets, net of valuation allowance	250	329
Property, plant and equipment	137	157
Intangible assets	256	279
Debt extinguishment	79	107
Other	3	6
Total deferred tax liabilities	475	549
Net deferred tax liability	$ (225)	$ (220)